Label	Element	Value
Horizon Kinetics SPAC Active ETF | Axiom Intelligence Acquisition Corp. 1 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.00%
Horizon Kinetics SPAC Active ETF | Centurion Acquisition Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.80%
Horizon Kinetics SPAC Active ETF | Oaktree Acquisition Corp. III Life Sciences [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.70%
Horizon Kinetics SPAC Active ETF | Launch Two Acquisition Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.70%
Horizon Kinetics SPAC Active ETF | Aldel Financial II, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.60%
Horizon Kinetics SPAC Active ETF | Graf Global Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.40%
Horizon Kinetics SPAC Active ETF | Jackson Acquisition Co. II [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.30%
Horizon Kinetics SPAC Active ETF | Legato Merger Corp. III [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.30%
Horizon Kinetics SPAC Active ETF | Roman DBDR Acquisition Corp. II [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.30%
Horizon Kinetics SPAC Active ETF | Ares Acquisition Corp. II [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.20%
Horizon Kinetics SPAC Active ETF | Diversified [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	97.00%
Horizon Kinetics SPAC Active ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.00%